SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

On January 24, 2012, the Company filed a Certificate of Amendment to the Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the number of authorized shares of common stock by 1,000,000,000 shares to a total of 2,750,000,000 shares of common stock. On January 24, 2012, the shareholders approved the Certificate of Amendment.

On January 30, 2012, the Company issued 48,878,659 shares of common stock to Midsummer based on the August 9, 2011 settlement agreement. At the date of issuance, the Company decreased the accrued settlement by approximately $7,800,000 with a corresponding increase to stockholders’ equity.

On January 31, 2012, the Company issued 239,601,630 shares of common stock pursuant to the settlement agreement with certain holders of convertible promissory notes and warrants that were issued between 2005 and 2010. At the date of issuance, the Company decreased the accrued settlement by approximately $26,360,000 with a corresponding increase to stockholders’ equity.

On February 13, 2012, the Company issued 5,183,374 shares of common stock pursuant to the settlement agreement with RHP Master Fund, Ltd related to the convertible promissory notes and warrants that were issued between 2005 and 2010. At the date of issuance, the Company decreased the loss contingency accrual by approximately $674,000 with a corresponding increase to stockholders’ equity.

On February 24, 2012, the Company entered into an agreement with Cranshire to settle all outstanding claims against the Company. Pursuant to the agreement, the Company is to issue Cranshire (1) an additional 1,949,735 of common stock, (2) plus the quotient of (x) $276,000 divided by (y) 90% of the closing price of common stock on the trading day immediately preceding the entry of the court order. The estimated number of shares of common stock to be issued based on an $0.11 share price at February 24, 2011 is 4,737,614. The Company has accrued approximately $521,000 which has been recorded in the accompanying consolidated financial statements as finance cost and loss contingency accrual.